Document and Entity Information	Apr. 21, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	HANCOCK WHITNEY CORP
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed to update the Current Report on Form 8-K filed by Hancock Whitney Corporation (the "Company") on April 22, 2021 (the "Original Form 8-K") with the U.S. Securities and Exchange Commission which reported the final voting results of the Company's 2021 annual meeting of shareholders held on April 20, 2021 (the "Annual Meeting"). The purpose of this amendment is to correct the submission heading of the 8-K to reflect inclusion of the Item 5.07 disclosures. No modifications have been made to the disclosures contained in the Original Form 8-K.
Entity Central Index Key	0000750577
Document Period End Date	Apr. 21, 2021
Entity Emerging Growth Company	false
Entity File Number	001-36872
Entity Incorporation, State or Country Code	MS
Entity Tax Identification Number	64-0693170
Entity Address, Address Line One	Hancock Whitney Plaza
Entity Address, Address Line Two	2510 14th Street
Entity Address, City or Town	Gulfport
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39501
City Area Code	(228)
Local Phone Number	868-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, $3.33 Par Value [Member]
Document And Entity Information [Line Items]
Title of each class	COMMON STOCK, $3.33 PAR VALUE
Trading Symbol	HWC
Security Exchange Name	NASDAQ
6.25% Subordinated Notes [Member]
Document And Entity Information [Line Items]
Title of each class	6.25% SUBORDINATED NOTES
Trading Symbol	HWCPZ
Security Exchange Name	NASDAQ
5.95% Subordinated Notes [Member]
Document And Entity Information [Line Items]
Title of each class	5.95% SUBORDINATED NOTES
Trading Symbol	HWCPL
Security Exchange Name	NASDAQ